Consolidated Statement of Other Comprehensive Income (loss) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement Of Other Comprehensive Income Loss Abstract
Profit for the year	S/ 176,828	S/ 153,170	S/ 57,894
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent years:
Change in fair value of financial instruments designated at fair value through other comprehensive income (loss)	(565)	(1,995)	(17,532)
Deferred income tax	167	589	5,172
Other comprehensive income (loss)to be reclassified to profit or loss in subsequent years:
Net gain (net loss) on cash flows hedges	3,838	20,836	(1,652)
Deferred income tax	(1,133)	(6,146)	487
Other comprehensive income (loss)for the year, net of income tax	2,307	13,284	(13,525)
Total other comprehensive income for the year, net of income tax	S/ 179,135	S/ 166,454	S/ 44,369